Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Common Stock Outstanding Roll Forward
The following tables presents the changes to common shares during the years ended December 31, 2022 and 2021:

	Ownership by
Year ended December 31, 2022 (number of shares)	Public	Province	Total
Common shares - beginning	315,804,901	282,412,648	598,217,549
Common shares issued - LTIP[1]	108,710	—	108,710
Common shares issued - share grants[2]	388,445	—	388,445
Common shares - ending	316,302,056	282,412,648	598,714,704
	52.8%	47.2%	100%
1 In 2022, Hydro One issued from treasury 108,710 common shares in accordance with provisions of the LTIP.
2 In 2022, Hydro One issued from treasury 388,445 common shares in accordance with provisions of the Power Workers’ Union (PWU) and the Society Share Grant Plans.

	Ownership by
Year ended December 31, 2021 (number of shares)	Public	Province	Total
Common shares - beginning	315,199,139	282,412,648	597,611,787
Common shares issued - LTIP[1]	188,388	—	188,388
Common shares issued - share grants[2]	417,374	—	417,374
Common shares - ending[3]	315,804,901	282,412,648	598,217,549
	52.8%	47.2%	100%
1 In 2021, Hydro One issued from treasury 188,388 common shares in accordance with provisions of the LTIP.
2 In 2021, Hydro One issued from treasury 417,374 common shares in accordance with provisions of the PWU and the Society Share Grant Plans.
3 On December 30th, 2021, stock options of 108,710 under the Company's LTIP were exercised with a settlement date of January 4th, 2022.